Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Unearned Employee Stock Ownership Plan Shares [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2010	$ 24,264	$ 91	$ 56,420	$ 55,838	$ 541	$ (3,384)	$ (64,223)	$ 69,547
Net income (loss)				(11,555)				(11,555)
Other comprehensive loss					(70)			(70)
Preferred stock discount amortization	516		(516)					0
Stock compensation expense			29					29
Unearned compensation restricted stock awards			(2,700)				2,700	0
Restricted stock awards forfeited			12				(12)	0
Amortization of restricted stock awards			298					298
Preferred stock dividends accrued				(1,300)				(1,300)
Earned employee stock ownership plan shares			(81)			193		112
Balance, December 31, 2013 at Dec. 31, 2011	24,780	91	53,462	42,983	471	(3,191)	(61,535)	57,061
Net income (loss)				5,321				5,321
Other comprehensive loss					(520)			(520)
Preferred stock discount amortization	556		(556)					0
Stock compensation expense			7					7
Unearned compensation restricted stock awards			(1,199)				1,199	0
Restricted stock awards forfeited			10				(10)	0
Amortization of restricted stock awards			233					233
Preferred stock dividends accrued				(1,300)				(1,300)
Earned employee stock ownership plan shares			(162)			194		32
Balance, December 31, 2013 at Dec. 31, 2012	25,336	91	51,795	47,004	(49)	(2,997)	(60,346)	60,834
Net income (loss)				26,670				26,670
Other comprehensive loss					(625)			(625)
Preferred stock discount amortization	664		(664)					0
Stock compensation expense			4					4
Unearned compensation restricted stock awards			(349)				349	0
Restricted stock awards forfeited			208				(327)	(119)
Amortization of restricted stock awards			202					202
Preferred stock dividends accrued				(1,463)				(1,463)
Earned employee stock ownership plan shares			(21)			193		172
Balance, December 31, 2013 at Dec. 31, 2013	$ 26,000	$ 91	$ 51,175	$ 72,211	$ (674)	$ (2,804)	$ (60,324)	$ 85,675